May 01, 2018

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses

and Statement of Additional Information, as supplemented

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Transamerica BlackRock Global Allocation VP

Transamerica BlackRock Global Allocation Managed Risk - Balanced VP

Transamerica BlackRock Global Allocation Managed Risk - Growth VP

The following benchmark index has been renamed in accordance with the table below. Effective immediately, all references to such benchmark index in the Prospectus, applicable Summary Prospectuses and Statement of Additional Information are revised as follows:

Old Name of Benchmark Index	New Name of Benchmark Index
Citigroup Non-U.S. Dollar World Government Bond Index (USD)	FTSE Non-U.S. Dollar World Government Bond Index (USD)

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Investors Should Retain this Supplement for Future Reference

August 17, 2018